Reconciliation of the Differences Between Basic and Diluted Earnings Per Share (EPS) (Detail) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Earnings Per Share, Diluted [Line Items]
Income attributable to ORIX Corporation from continuing operations	$ 710	¥ 59,063	¥ 28,984	¥ 12,991
Effect of dilutive securities-
Expense related to convertible bond	29	2,393	1,305	392
Income from continuing operations for diluted EPS computation	$ 739	¥ 61,456	¥ 30,289	¥ 13,383
Earnings per share for income attributable to ORIX Corporation from continuing operations:
Basic	$ 6.61	¥ 549.49	¥ 284.43	¥ 146.11
Diluted	$ 5.60	¥ 465.55	¥ 244.96	¥ 140.21
Weighted-average shares	107,489	107,489	101,901	88,910
Effect of dilutive securities-
Conversion of convertible bond	24,412	24,412	21,664	6,472
Exercise of stock options	107	107	86	64
Weighted-average shares for diluted EPS computation	132,008	132,008	123,651	95,446